Construction in Process	6 Months Ended
Sep. 30, 2022
Construction In Process [Abstract]
CONSTRUCTION IN PROCESS

NOTE 9 – CONSTRUCTION IN PROCESS

Construction in process consist of the following as of September 30, 2022 and March 31, 2022:

	September 30, 2022 (Unaudited)	March 31, 2022
Factory	$163,153	$183,078
Retail outlet	180,000	180,000
	$343,153	$363,078